Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment  [     ];    Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                              [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Coldstream Capital Management, Inc.
Address:           2370 - 130th Avenue NE, Suite 103
                   Bellevue, WA  98005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:              Don Gher
Title:             Chief Investment Officer
Phone:             415-885-1558


Signature, Place and Date of Signing:



                   Report Type (Check only one.):
                        [ X ]  13F HOLDINGS REPORT.
                        [   ]  13F NOTICE.
                        [   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                 Report Summary:

     Number of Other Included Managers:            0

     Form 13F Information Table Entry Total:      64

     Form 13F Information Table Value Total:      140803





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]     [NONE]

Coldstream Capital Management, Inc.
FORM 13F
September 30, 1999
                                              Investment        Voting
                                              Discretion      Authority
                Title             Market    ----------------------------------
                 of               Value     Share                  # shrs
   Security     Class   CUSIP   (x $1,000)   Qty  SoleShrOthrMgrs Sole Shr n/a
------------------------------- ----------------------------------------------

COMMON STOCK
---------------------------

ABM, Inc.              000957100    2701   106425   x           105425 450
                                      25     1000       1         1000
AT&T                   001957109     219     5045   x             5045
Albertson's, Inc.      013104104    2583    65290   x            64534 276
                                      30      756       1          756
                                       5      126          x
Ambassadors Int'l Inc. 023178106     470    35000   x            35000
American Int'l Group   026874107    3693    42474   x            42037 125
                                      38      437       1          437
                                       5       62          x
Amgen Inc.             031162100    5154    63242   x            62442 100
                                      65      800       1          800
Automatic Data Process 053015103    2968    66495   x            65745 250
                                      33      750       1          750
                                       7      150          x
Banco Santander Centra 05964h105     183    17728   x            17728
Bankamerica Corp.      06605F102    2570    46145   x            45845 175
                                      17      300       1          300
                                       6      100          x
Bristol-Myers Squibb C 110122108     484     7168   x             7168
British Petroleum Co P 110889409     277     2504   x             2504
Chase Manhattan Corp   16161A108     271     3600   x             3600
Cisco Systems Inc.     17275R102    5168    75377   x            74402 175
                                      67      975       1          975
                                      14      200          x
Coca-Cola              191216100    2054    42575   x            42175 150
                                      19      400       1          400
                                       5      100          x

                                --------
Page Total                         29131


Coldstream Capital Management, Inc.
FORM 13F
September 30, 1999
                                                Investment     Voting
                                                Discretion      Authority
                 Title            Market        ------------------------------
                   of             Value    Share                   # shrs
     Security    Class  CUSIP   (x $1,000)  Qty  SoleShrOtheMgrs  Sole Shr n/a
------------------------------- ----------------------------------------------

Comair Holdings        199789108   1657   99312    x             97962 700
                                     22    1350       1           1350
                                      6     350          x
Computer Sciences Corp 205363104   4048   57575    x             57025
                                     39     550       1            550
                                     10     150          x
Costco Wholesale Corp. 22160k105   3914   54355    x             53555 150
                                     58     800       1            800
                                      7     100          x
Dell Computer Corp.    247025109   2411   57655    x             56855 250
                                     33     800       1            800
                                      8     200          x
Elan Corp PLC          284131208   4079  121525    x            119825 350
                                     57    1700       1           1700
                                     10     300          x
Emerson Electric       291011104   3542   56050    x             55700 150
                                     22     350       1            350
                                      9     150          x
Freddie Mac            313400301   3160   60765    x             60095 175
                                     35     670       1            670
                                      8     150          x
Friedman Billings Rams 358433100    104   15000    x             15000
General Electric       369604103   3898   32875    x             32450
                                     50     425       1            425
                                      9      75          x
Gold Reserve Glass A   38068N108     12   10400    x             10400
Golden Rule Resources                 5   30000    x             30000
Hewlett Packard Co.    428236103   3156   34775    x             34225 100
                                     50     550       1            550
                                     14     150          x
Intel Corp.            458140100   4377   58895    x             58095 200
                                     59     800       1            800
                                     15     200          x

                                -------
Page Total                        34884

Coldstream Capital Management, Inc.
FORM 13F
September 30, 1999
                                                  Investment      Voting
                                                  Discretion      Authority
                 Title            Market          ------------------------------
                  of              Value     Share                  # shrs
   Security      Class   CUSIP  (x $1,000)   Qty  SoleShrOtheMgrs Sole Shr n/a
------------------------------- ----------------------------------------------

International Absorben 45885E108      3    10000   x             10000
Johnson & Johnson      478160104   3638    39600   x             39200 100
                                     37      400       1           400
                                      9      100          x
Knight Ridder          499040103   2086    37925   x             37425 100
                                     28      500       1           500
Kroger Co.             501044101   3151   142825   x            140595 500
                                     49     2230       1          2230
                                      7      300          x
Kushner Locke Company  501337406    304    60834   x             60834
Lucent Technologies    549463107    217     3340   x              3340
Marsh & Mclennan Cos   571748102   3485    50875   x             50075 125
                                     55      800       1           800
                                      7      100          x
Medtronic Inc.         585055106   3931   110540   x            109640 300
                                     32      900       1           900
                                     11      300          x
Merck & Co.            589331107   3203    49425   x             48925 150
                                     32      500       1           500
                                      6      100          x
Microsoft Corp.        594918104   6926    76476   x             75456 100
                                     92     1020       1          1020
                                      9      100          x
Minuteman Int'l Inc.   604540104    760    99700   x             99700
Newell Rubbermaid Inc. 651229106   2098    73450   x             72600 250
                                     24      850       1           850
                                      4      150          x
Northern Bank of Comme 66476P100    397    96185   x             96185
Northern Trust Corp.   665859104   2852    34150   x             33700 150
                                     38      450       1           450
                                     17      200          x

                                -------
Page Total                        33508


Coldstream Capital Management, Inc.
FORM 13F
September 30, 1999
                                                  Investment        Voting
                                                  Discretion       Authority
                Title             Market          ------------------------------
                 of               Value    Share                   # shrs
  Security      Class   CUSIP   (x $1,000)  Qty   SoleShrOtheMgrs Sole Shr n/a
------------------------------- ----------------------------------------------

Pentair, Inc.          709631105    3481   86755   x             85855 150
                                      36     900       1           900
                                       8     200          x
PepsiCo Inc.           713448108    2625   86050   x             85300 275
                                      23     750       1           750
                                       5     150          x
Pfizer Inc.            717081103    2895   80700   x             79950 300
                                      27     750       1           750
                                       5     150          x
Pioneer Group          723684106     229   15300   x             15300
Pitney Bowes, Inc.     724479100    3728   61175   x             60275 150
                                      55     900       1           900
                                       6     100          x
Platinum Entertainment 727909103     330   80000   x             80000
RPM, Inc.              749685103    1929  158275   x            156625
                                      20    1650       1          1650
                                       5     400          x
Regis Corp.            758932107     385   20000   x             20000
Rowan Companies        779382100     291   17900   x             17900
Ryan's Family Steak Ho 783519101    2160  240000   x            237250 900
                                      25    2750       1          2750
                                       7     750          x
SBC Communications, In 78387G103    3462   67798   x             66748 200
                                      54    1050       1          1050
                                      13     250          x
Safeway, Inc.          786514208     318    8350   x              8350
Schmitt Industries, In 806870101     210   78000   x             78000
Si Diamond Tech Inc    784249104     100   53320   x             53320
Sonus Corp             835691106     162   40500   x             40500
Sotheby's Holdings Inc 835898107     232    9000   x              9000
Starbucks Corp.        855244109    3615  145900   x            144400 250
                                      37    1500       1          1500
                                       7     300          x

                                 -------
Page Total                         26485

Coldstream Capital Management, Inc.
FORM 13F
September 30, 1999                               Investment          Voting
                                                 Discretion         Authority
                Title             Market         ------------------------------
                 of               Value    Share                 # shrs
  Security      Class    CUSIP  (x $1,000)  Qty  SoleShrOtheMgrs  Sole Shr n/a
------------------------------- ----------------------------------------------

Sun Microsystems       866810104   5946   63935   x              63535 100
                                     37     400       1            400
SunGard Data Sys Inc.  867363103   2983  113375   x             112225 375
                                     30    1150       1           1150
                                      4     150          x
Sysco Corp.            871829107   3767  107450   x             106750 400
                                     25     700       1            700
                                     11     300          x
Textron, Inc.          883203101   3116   40275   x              39750 100
                                     41     525       1            525
                                      6      75          x
Webtrends              94844d104    830   18625   x              18625
                                 ------


                                 140803

                                 ------
GRAND TOTAL                      140803
                                 ======

                                 ------
Page Total                        16796
